Income Tax Expenses - Summary of Unutilized Tax Losses Carryforward Available For Offsetting Against Future Taxable Income (Detail) - Unused tax losses [member] - SGD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amount at beginning of year	$ 10,957	$ 7,004	$ 4,431
Utilized during the year	0	(2,142)	(1,131)
Recognized as deferred tax	0	0	(1,612)
Arising during the year	9,570	6,095	5,316
Amount at end of year	20,527	10,957	7,004
Deferred tax asset on above unrecorded	$ 4,803	$ 2,363	$ 1,100